Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Accounts Payable and Accrued Liabilities
8.	Accounts Payable and Accrued Liabilities

	December 31, 2025	December 31, 2024
Trade payables	$738,444	$760,631
Accrued liabilities	504,232	890,780
	$1,242,676	$1,651,411